Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	884,590	952,395
Granted	362,795	387,491
Exercised	(304,822)	(434,540)
Forfeited	(18,514)	(20,756)
Ending balance	924,049	884,590	952,395
Weighted average fair value, Beginning balance	$ 44.07	$ 34.38
Exercisable	443,179
Weighted average fair value, Granted	$ 43.26	56.23
Weighted average fair value, Exercised	42.14	32.79
Weighted average fair value, Forfeited	51.26	63.00
Weighted average fair value, Ending balance	44.25	44.07	$ 34.38
Weighted average fair value, exercisable	39.79
Aggregate intrinsic value	66,938,000	$ 38,020,000	$ 50,734,000
Aggregate intrinsic value, exercisable	$ 32,104,000